Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2021
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	871	2,572	—	3,443
Advisory	172	1,096	1	1,269
Brokerage and execution	228	1,135	—	1,363
Underwriting and syndication	—	3,425	—	3,425
Other	74	182	3	259
Total revenue from contracts with customers	1,345	8,410	4	9,759
Other non-contract fee income	—	121	—	121
Fee and commission income	1,345	8,531	4	9,880
Fee and commission expense	(218)	(1,983)	(5)	(2,206)
Net fee and commission income	1,127	6,548	(1)	7,674

	2020
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	810	2,353	—	3,163
Advisory	159	693	2	854
Brokerage and execution	212	1,173	—	1,385
Underwriting and syndication	—	2,867	—	2,867
Other	71	173	9	253
Total revenue from contracts with customers	1,252	7,259	11	8,522
Other non-contract fee income	—	119	—	119
Fee and commission income	1,252	7,378	11	8,641
Fee and commission expense	(308)	(1,754)	(8)	(2,070)
Net fee and commission income	944	5,624	3	6,571

	2019
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,074	2,809	—	3,883
Advisory	177	903	—	1,080
Brokerage and execution	208	1,131	—	1,339
Underwriting and syndication	—	2,358	—	2,358
Other	92	242	12	346
Total revenue from contracts with customers	1,551	7,443	12	9,006
Other non-contract fee income	—	116	—	116
Fee and commission income	1,551	7,559	12	9,122
Fee and commission expense	(365)	(1,990)	(7)	(2,362)
Net fee and commission income	1,186	5,569	5	6,760